Stockholders' Deficit (Details) - Warrant [Member] - $ / shares	3 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Beginning	2,927,572	189,750
Issued	330,000	2,737,822	189,750
Exercised
Forfeited
Outstanding, Exercisable Ending	3,257,572	2,927,572	189,750
Exercise Price Per Warrant, Beginning		$ 1.80
Exercise Price Per Warrant, Issued	$ 3
Exercise Price Per Warrant, Issued Maximum		1.80	1.80
Exercise Price Per Warrant, Issued Minimum		3.00
Exercise Price Per Warrant, Exercised
Exercise Price Per Warrant, Forfeited			1.80
Exercise Price Per Warrant, Exercisable Ending
Weighted Average Exercise Price, Beginning	1.98	1.80
Weighted Average Exercise Price, Issued	3	2.00	1.80
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price, Forfeited
Weighted Average Exercise Price, Exercisable Ending	2.09	1.98	$ 1.80
Maximum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Warrant, Beginning	3
Exercise Price Per Warrant, Exercisable Ending	3	1.80
Minimum [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price Per Warrant, Beginning	1.8
Exercise Price Per Warrant, Exercisable Ending	$ 1.8	$ 3.00